Taxes on Income (Schedule of deferred taxes denominated by currencies) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes [Line Items]
Deferred income taxes	$ (322)	$ (338)	$ (337)
Israeli shekels [Member]
Deferred income taxes [Line Items]
Deferred income taxes	(475)	(432)
Euro [Member]
Deferred income taxes [Line Items]
Deferred income taxes	70	51
US Dollar [Member]
Deferred income taxes [Line Items]
Deferred income taxes	51	9
British Pound [Member]
Deferred income taxes [Line Items]
Deferred income taxes	11	11
Brazilian Real [Member]
Deferred income taxes [Line Items]
Deferred income taxes	9	15
Other Currency [Member]
Deferred income taxes [Line Items]
Deferred income taxes	$ 12	$ 8